Schedule of Property, Plant and Equipment (Details) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Equipment Schedule Of Property, Plant And Equipment 1			$ 5,631
Equipment Schedule Of Property, Plant And Equipment 2			5,631
Equipment Schedule Of Property, Plant And Equipment 3			0
Equipment Schedule Of Property, Plant And Equipment 1	3,015
Equipment Schedule Of Property, Plant And Equipment 2	1,266
Equipment Schedule Of Property, Plant And Equipment 3	1,749
Equipment Schedule Of Property, Plant And Equipment 1		3,015
Equipment Schedule Of Property, Plant And Equipment 2		768
Equipment Schedule Of Property, Plant And Equipment 3		$ 2,247